Leases (Details Textual) $ in Thousands	1 Months Ended	3 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)
Operating Lease, Liability	$ 3,755	$ 3,755
Operating Lease, Right-of-Use Asset	3,574	3,574
Operating Lease, Expense	$ 400	$ 371